Stock Incentive Plans - Summary of Share-based Compensation Arrangements by Share-based Payment Award (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares - Beginning Balance	55,644,495	55,570,039	52,720,652	50,782,237
Shares - Granted		2,822,484	4,210,228	4,331,805
Shares - Exercised	(3,968,080)	(1,924,063)	(476,090)	(315,350)
Shares - Forfeited and canceled	(104,631)	(823,965)	(884,751)	(2,078,040)
Shares - Ending Balance	51,571,784	55,644,495	55,570,039	52,720,652	50,782,237
Shares - Exercisable	42,596,197	46,037,351
Shares - Vested and expected to vest	51,198,336					55,182,838
Weighted- Average Exercise Price - Beginning Balance	$ 2.95	$ 3.03	$ 2.91	$ 2.85
Weighted- Average Exercise Price - Granted		8.58	4.58	3.57
Weighted- Average Exercise Price - Exercised	2.69	2.7	2.85	2.84
Weighted- Average Exercise Price - Forfeited and canceled	3.69	3.66	3.02	2.84
Weighted- Average Exercise Price - Ending Balance	2.97	2.95	$ 3.03	$ 2.91	$ 2.85
Weighted- Average Exercise Price - Exercisable	2.75	$ 2.69
Weighted- Average Exercise Price - Vested and expected to vest	$ 2.95					$ 2.93
Weighted-Average Remaining Contractual Life (in years)	5 years 9 months 18 days	6 years	6 years 10 months 24 days	7 years 8 months 12 days	8 years 7 months 6 days
Weighted-Average Remaining Contractual Life (in years) - Exercisable	5 years 7 months 6 days	5 years 9 months 18 days
Weighted-Average Remaining Contractual Life (in years) - Vested and expected to vest	5 years 9 months 18 days	6 years
Aggregate Intrinsic Value - Beginning Balance	$ 469,591	$ 337,358	$ 88,271	$ 30,652
Aggregate Intrinsic Value - Ending Balance	416,210	469,591	$ 337,358	$ 88,271	$ 30,652
Aggregate Intrinsic Value - Exercisable	353,208	400,511
Aggregate Intrinsic Value - Vested and expected to vest	$ 414,180	$ 466,792